DEBT - Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	May 31, 2021
Debt Instrument [Line Items]
Incremental term loan	$ 1,050,000	$ 1,300,000
Less: Unamortized discounts	(2,431)	(2,772)
Less: Deferred financing costs	(3,159)	(4,164)
Total long-term debt	$ 1,044,410	1,293,064
Senior Notes Due 2031
Debt Instrument [Line Items]
Stated fixed interest rate (as percent)	2.75%		2.75%
Incremental term loan	$ 450,000	450,000
Term Credit Agreement Due 2028
Debt Instrument [Line Items]
Stated fixed interest rate (as percent)	6.15%
Incremental term loan	$ 200,000	350,000
Incremental Term Loan Agreement Due 2029
Debt Instrument [Line Items]
Stated fixed interest rate (as percent)	6.20%
Incremental term loan	$ 200,000	200,000
Incremental Term Loan Agreement Due 2026
Debt Instrument [Line Items]
Stated fixed interest rate (as percent)	6.30%
Incremental term loan	$ 200,000	200,000
Incremental Term Loan Agreement Due 2027
Debt Instrument [Line Items]
Incremental term loan	$ 0	$ 100,000